Average Annual Total Returns - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 29, 2024
Fidelity Advisor Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.48%
Past 5 years	12.47%
Past 10 years	7.07%
Fidelity Advisor Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.13%
Past 5 years	11.25%
Past 10 years	5.28%
Fidelity Advisor Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.05%
Past 5 years	9.90%
Past 10 years	5.24%
Fidelity Advisor Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.28%
Past 5 years	12.90%
Past 10 years	7.04%
Fidelity Advisor Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	13.87%
Past 5 years	12.74%
Past 10 years	7.07%
Fidelity Advisor Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	18.57%
Past 5 years	14.11%
Past 10 years	7.99%
Fidelity Advisor Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	18.74%
Past 5 years	14.27%
Past 10 years	8.15%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%